Condensed consolidated statement of changes in equity (unaudited) - GBP (£) £ in Millions	Total		Total	Called up share capital and share premium	[1],[2]	Other equity instruments [3]	Other reserves	[2],[4]	Retained earnings [2]	Non-controlling interests
Beginning Balance, equity at Dec. 31, 2021	£ 70,041		£ 69,052	£ 4,536		£ 12,259	£ 1,770		£ 50,487	£ 989	[5]
Profit after tax	2,910		2,889			414			2,475	21	[5]
Currency translation movements	1,703	[6]	1,703				1,703
Fair value through other comprehensive income reserve	(759)		(759)				(759)
Cash flow hedges	(3,818)	[6]	(3,818)				(3,818)
Retirement benefit remeasurements	1,090	[6]	1,090						1,090
Own credit	855	[6]	855				855
Total comprehensive income for the period	1,981		1,960			414	(2,019)		3,565	21	[5]
Employee share schemes and hedging thereof	450		450	33					417
Issue and redemption of other equity instruments	120		140			115			25	(20)	[5]
Other equity instruments coupon paid	(414)		(414)			(414)
Disposal of Absa holding	0		0				(39)		39
Vesting of employee share schemes	(457)		(457)				7		(464)
Dividends paid	(685)		(664)						(664)	(21)	[5]
Repurchase of shares	(432)		(432)	(61)			61		(432)
Other movements	(8)		(8)			(17)	2		7	0	[5]
Ending Balance, equity at Jun. 30, 2022	70,596		69,627	4,508		12,357	(218)		52,980	969	[5]
Beginning Balance, equity at Dec. 31, 2021	70,041		69,052	4,536		12,259	1,770		50,487	989	[5]
Issue and redemption of other equity instruments										(20)
Ending Balance, equity at Dec. 31, 2022	69,260		68,292	4,373		13,284	(2,192)		52,827	968	[5]
Beginning Balance, equity at Jun. 30, 2022	70,596		69,627	4,508		12,357	(218)		52,980	969	[5]
Profit after tax	3,063		3,039			491			2,548	24	[5]
Currency translation movements	329		329				329
Fair value through other comprehensive income reserve	(434)		(434)				(434)
Cash flow hedges	(2,564)		(2,564)				(2,564)
Retirement benefit remeasurements	(1,371)		(1,371)						(1,371)
Own credit	608		608				608
Total comprehensive income for the period	(369)		(393)			491	(2,061)		1,177	24	[5]
Employee share schemes and hedging thereof	96		96	37					59
Issue and redemption of other equity instruments	920		920			917			3
Other equity instruments coupon paid	(491)		(491)			(491)
Disposal of Absa holding	0		0				(45)		45
Vesting of employee share schemes	(23)		(23)				(2)		(21)
Dividends paid	(388)		(364)						(364)	(24)	[5]
Repurchase of shares	(1,076)		(1,076)	(172)			172		(1,076)
Own credit realisation	0		0				(36)		36
Other movements	(5)		(4)			10	(2)		(12)	(1)	[5]
Ending Balance, equity at Dec. 31, 2022	69,260		68,292	4,373		13,284	(2,192)		52,827	968	[5]
Profit after tax	3,648		3,618			507			3,111	30	[5]
Currency translation movements	(1,173)	[6]	(1,173)				(1,173)
Fair value through other comprehensive income reserve	75		75				75
Cash flow hedges	(755)	[6]	(755)				(755)
Retirement benefit remeasurements	(476)	[6]	(476)						(476)
Own credit	(494)	[6]	(494)				(494)
Total comprehensive income for the period	825		795			507	(2,347)		2,635	30	[5]
Employee share schemes and hedging thereof	409		409	38					371
Issue and redemption of other equity instruments	399		492			500			(8)	(93)	[5]
Other equity instruments coupon paid	(507)		(507)			(507)
Vesting of employee share schemes	(488)		(488)				(4)		(484)
Dividends paid	(823)		(793)						(793)	(30)	[5]
Repurchase of shares	(503)		(503)	(86)			86		(503)
Other movements	(27)		(28)			(25)			(3)	1	[5]
Ending Balance, equity at Jun. 30, 2023	£ 68,545		£ 67,669	£ 4,325		£ 13,759	£ (4,457)		£ 54,042	£ 876	[5]

[1]	As at 30 June 2023, Called up share capital comprises 15,556m (December 2022: 15,871m) ordinary shares of 25p each.
[2]	During the period ended 30 June 2023, Barclays PLC announced and executed a share buy-back of up to £500m. Accordingly, it repurchased and cancelled 343m shares. The nominal value of £86m has been transferred from Share capital to Capital redemption reserve within Other reserves. During the year ended 31 December 2022, two share buybacks were executed, totalling £1500m. Accordingly, Barclays PLC repurchased and cancelled 931m shares. The nominal value of £233m was transferred from Share capital to Capital redemption reserve within Other reserves.
[3]	Other equity instruments of £13,759m (December 2022: £13,284m) comprise AT1 securities issued by Barclays PLC. There were two issuances in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities for £1,745m (net of £5m issuance costs) and one redemption of £1,245m (net of £5m issuance costs, transferred to retained earnings on redemption) for the period ended 30 June 2023. During the period ended 31 December 2022, there were three issuances in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities, for £3,158m, which includes issuance costs of £9m and two redemptions totalling £2,126m.
[4]	See Note 14 Other reserves.
[5]	During the period ended 30 June 2023 a redemption notice was published related to the Undated Floating Rate Primary Capital Note Series 1, as a result of which £93m was transferred from non-controlling interests to subordinated liabilities ahead of redemption on 26 July 2023 (year ended 31 December 2022: one redemption of £20m, related to the Undated Floating Rate Primary Capital Notes Series 3).
[6]	Reported net of tax.